John Hancock Global Shareholder Yield Fund Expense Example, No Redemption - Class A C I R2 R6 [Member] - John Hancock Global Shareholder Yield Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,076
Expense Example, No Redemption, 10 Years	$ 2,163